[LETTERHEAD OF DECHERT]

                                                        Direct Tel: 202.261.3312
                                                     kathryn.mcelroy@dechert.com

March 7, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
     Pilgrim Advisory Funds, Inc.                     Pilgrim Mutual Funds
     (File Nos. 33-91706 and 811-09040)               (File Nos. 33-56094 and 811-7428)

     Pilgrim Bank and Thrift Fund, Inc.               Pilgrim Precious Metals Fund, Inc.
     (File Nos. 333-33445 and 811-04504)              (formerly Pilgrim Gold Fund, Inc.)
                                                      (File Nos. 2-72428 and 811-2881
     Pilgrim Equity Trust
     (File Nos. 33-56881 and 811-8817)                Pilgrim Russia Fund, Inc.
                                                      (formerly Pilgrim Troika Dialog Russia Fund, Inc.)
     Pilgrim Global Technology Fund, Inc.             (File Nos. 333-2265 and 811-7587)
     (File Nos. 333-89733 and 811-9649)
                                                      Pilgrim Silver Fund, Inc.
     Pilgrim GNMA Income Fund, Inc.                   (File Nos. 2-93307 and 811-4111)
     (File Nos. 2-48906 and 811-02401)
                                                      Pilgrim SmallCap Asia Growth Fund, Inc.
     Pilgrim Growth and Income Fund, Inc.             (File Nos. 33-59363 and 811-7287)
     (File Nos. 2-14767 and 811-0865)
                                                      Pilgrim Worldwide Emerging Markets Fund, Inc.
     Pilgrim Growth Opportunities Fund                (File Nos. 2-32488 and 811-1838)
     (File Nos. 33-849 and 811-4431)
                                                      Pilgrim SmallCap Opportunities Fund
     Pilgrim International Fund, Inc.                 (File Nos. 33-847 and 811-4434)
     (File Nos. 33-72226 and 811-8172)
                                                      Pilgrim Funds Trust
     Pilgrim Investment Funds, Inc.                   (formerly ING Funds Trust)
     (File Nos. 002-34552 and 811-01939)              (File Nos. 333-59745 and 811-08895)

     Pilgrim Mayflower Trust
     (File Nos. 33-67852 and 811-7978)

Dear Sir or Madam:

     On behalf of the above referenced registrants ("Registrants"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) each form of the Prospectus that the Registrants would have filed pursuant to Rule 497(c) would not have differed from that filed on March 1, 2001 as part of each Registrant's most recent registration statement, and (ii) the text of the most recent registration statement was filed electronically on March 1, 2001.

     If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3312.

                                Very truly yours,

                                /s/ Kathryn A. McElroy

                                Kathryn A. McElroy